Income Taxes - Additional Information (Detail) - CAD ($)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of Income Tax [Line items]
Deferred income tax assets loss carryforwards	$ 2,037,000,000	$ 2,865,000,000
Temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognized	132,000,000	282,000,000
Amount of unrecognized tax loss carryforwards	8,000,000	53,000,000
Temporary differences associated with repatriation of earnings from investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	13,000,000,000	12,000,000,000
Revaluation of income tax	483,000,000
Income tax expense	425,000,000
Income tax charge in Other Compresensive Income and Shareholder's Equity	58,000,000
2012 taxation years [Member]
Disclosure of Income Tax [Line items]
Additional income tax expense and interest		116,000,000
2011 taxation years [Member]
Disclosure of Income Tax [Line items]
Additional income tax expense and interest			$ 76,000,000
2013 taxation years [Member]
Disclosure of Income Tax [Line items]
Additional income tax expense and interest	169,000,000
Canada [member] | Tax loss carryforwards [member]
Disclosure of Income Tax [Line items]
Deferred income tax assets loss carryforwards	$ 42,000,000	126,000,000
Deferred income tax assets loss carryforwards expiration period	2037
United States [member] | Tax loss carryforwards [member]
Disclosure of Income Tax [Line items]
Deferred income tax assets loss carryforwards	$ 962,000,000	1,545,000,000
Deferred income tax assets loss carryforwards expiration, start of year	2026
Deferred income tax assets loss carryforwards expiration, end of year	2038
United Kingdom [member] | Tax loss carryforwards [member]
Disclosure of Income Tax [Line items]
Deferred income tax assets loss carryforwards	$ 17,000,000	$ 16,000,000